NOTE 4 - OTHER COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	9 Months Ended	12 Months Ended												16 Months Ended		12 Months Ended							0 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Sep. 30, 2012 Professional Fees [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2012 Chief Operating Officer [Member]	May 31, 2012 Chief Financial Officer [Member]	Sep. 30, 2012 Vendors [Member]	Sep. 30, 2012 Yeso Med [Member]	Sep. 30, 2012 YesoMed, First Purchase [Member]	Dec. 14, 2010 Former CEO [Member]	Dec. 31, 2008 Former CEO [Member]	Sep. 30, 2012 Former CEO [Member]	Dec. 15, 2010 Former CEO [Member]	Oct. 12, 2010 Former CEO [Member]
Annual Salary Agreement																$ 247,500	$ 225,000	$ 165,000	$ 165,000
Accrued Salaries, Current	149,140	120,000	246,225
Accrued Payroll Taxes, Current	319,052
Accounts Payable and Accrued Liabilities, Current	1,283,738	719,901	384,984												432,463					875,320	236,630	206,227
Stock Issued During Period, Shares, Issued for Services (in Shares)	1,808,390	1,513,943	2,194,890																				400,000	271,491
Stock Issued During Period, Value, Issued for Services (in Dollars)		481,100	560,772	268,500	259,920	390,000	107,500	476,500	914,000	422,450	405,000	166,743	574,549	173,427										133,030
Due to Related Parties, Current																							924,568		708,187	740,568	924,568
Increase (Decrease) in Due to Related Parties																							$ 184,000